Short-Term Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Loans [Line Items]
Repaid borrowings	$ 25,956,161	$ 32,956,591	$ 70,827,958
Amount of borrowed	21,137,530	33,395,774	48,435,043
Amount borrowed	6,358,092	7,972,764
Short-Term Loans from Financial Institutions other than Banks [Member]
Short-Term Loans [Line Items]
Short- term borrowed	5,408,598		9,523,224
Repaid borrowings	$ 2,508,598	704,857	17,855,445
Short-Term Loans from Banks [Member]
Short-Term Loans [Line Items]
Interest rates percentage	2.50%
Repaid borrowings	$ 23,447,563	32,251,734	$ 52,972,513
Amount borrowed	$ 695,651	$ 4,892,053
Minimum [Member]
Short-Term Loans [Line Items]
Interest rates percentage	3.20%
Minimum [Member] | Short-Term Loans from Financial Institutions other than Banks [Member]
Short-Term Loans [Line Items]
Interest rates percentage	8.80%
Minimum [Member] | Short-Term Loans from Banks [Member]
Short-Term Loans [Line Items]
Interest rates percentage		4.60%
Maximum [Member]
Short-Term Loans [Line Items]
Interest rates percentage	7.50%
Maximum [Member] | Short-Term Loans from Financial Institutions other than Banks [Member]
Short-Term Loans [Line Items]
Interest rates percentage	9.00%
Maximum [Member] | Short-Term Loans from Banks [Member]
Short-Term Loans [Line Items]
Interest rates percentage		5.10%